Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other current assets [abstract]
VAT Receivable	$ 478	$ 462
Withholding tax recoverable	57	64
Prepaid expenses - third party	985	764
Contingent consideration receivable	120	65
Other receivables and current assets	1,328	1,252
Total other current assets	$ 2,968	$ 2,607